Mortgage Banking Activities (Tables)	12 Months Ended
Dec. 31, 2020
Mortgage Banking Activities [Abstract]
Analysis of Changes in Fair Value MSRs	Table 9.1 presents the changes in MSRs measured using the fair value method.
Table 9.1: Analysis of Changes in Fair Value MSRs

	Year ended December 31,
(in millions)	2020	2019	2018
Fair value, beginning of year	$11,517	14,649	13,625
Servicing from securitizations or asset transfers (1)	1,708	1,933	2,010
Sales and other (2)	(32)	(286)	(71)
Net additions	1,676	1,647	1,939
Changes in fair value:
Due to valuation inputs or assumptions:
Mortgage interest rates (3)	(3,946)	(2,406)	1,337
Servicing and foreclosure costs (4)	(175)	48	818
Discount rates	27	145	(830)
Prepayment estimates and other (5)	(599)	(356)	(365)
Net changes in valuation inputs or assumptions	(4,693)	(2,569)	960
Changes due to collection/realization of expected cash flows (6)	(2,375)	(2,210)	(1,875)
Total changes in fair value	(7,068)	(4,779)	(915)
Fair value, end of year	$6,125	11,517	14,649
(1)Includes impacts associated with exercising cleanup calls on securitizations and our right to repurchase delinquent loans from GNMA loan securitization pools. MSRs may increase upon repurchase due to servicing liabilities associated with these delinquent GNMA loans.
(2)Includes sales and transfers of MSRs, which can result in an increase in MSRs if related to portfolios with servicing liabilities.
(3)Includes prepayment speed changes as well as other valuation changes due to changes in mortgage interest rates.
(4)Includes costs to service and unreimbursed foreclosure costs.
(5)Represents other changes in valuation model inputs or assumptions including prepayment speed estimation changes that are independent of mortgage interest rate changes.
(6)Represents the reduction in the MSR fair value for the cash flows expected to be collected during the period, net of income accreted due to the passage of time.

Economic Assumptions and Sensitivity of Residential MSRs
Table 9.2 provides key economic assumptions and sensitivity of the current fair value of residential MSRs to immediate adverse changes in those assumptions. Amounts for residential MSRs include purchased servicing rights as well as servicing rights resulting from the transfer of loans. See Note 17 (Fair Values of Assets and Liabilities) for additional information on key economic assumptions for residential MSRs.

Table 9.2: Economic Assumptions and Sensitivity of Residential MSRs

($ in millions, except cost to service amounts)	Dec 31, 2020	Dec 31, 2019
Fair value of interests held	$6,125	11,517
Expected weighted-average life (in years)	3.7	5.3

Key economic assumptions:
Prepayment speed assumption	19.9%	11.9
Impact on fair value from 10% adverse change	$434	537
Impact on fair value from 25% adverse change	1,002	1,261

Discount rate assumption	5.8%	7.2
Impact on fair value from 100 basis point increase	$229	464
Impact on fair value from 200 basis point increase	440	889

Cost to service assumption ($ per loan)	130	102
Impact on fair value from 10% adverse change	181	253
Impact on fair value from 25% adverse change	454	632

Managed Servicing Portfolio
We present the components of our managed servicing portfolio in Table 9.3 at unpaid principal balance for loans serviced and subserviced for others and at book value for owned loans serviced.
Table 9.3: Managed Servicing Portfolio

(in billions)	Dec 31, 2020	Dec 31, 2019
Residential mortgage servicing:
Serviced and subserviced for others	$859	1,065
Owned loans serviced	323	343
Total residential servicing	1,182	1,408
Commercial mortgage servicing:
Serviced and subserviced for others	583	575
Owned loans serviced	123	124
Total commercial servicing	706	699
Total managed servicing portfolio	$1,888	2,107
Total serviced for others, excluding subserviced for others	$1,431	1,629
MSRs as a percentage of loans serviced for others	0.52%	0.79
Weighted average note rate (mortgage loans serviced for others)	4.03	4.25

Mortgage Banking Noninterest Income	Table 9.4 presents the components of mortgage banking noninterest income.
Table 9.4: Mortgage Banking Noninterest Income

		Year ended December 31,
(in millions)		2020	2019	2018
Servicing fees:
Contractually specified servicing fees, late charges and ancillary fees		$3,250	3,660	3,957
Unreimbursed direct servicing costs (1)		(620)	(403)	(331)
Servicing fees		2,630	3,257	3,626
Amortization (2)		(308)	(274)	(266)
Changes due to collection/realization of expected cash flows (3)	(A)	(2,375)	(2,210)	(1,875)
Net servicing fees		(53)	773	1,485
Changes in fair value of MSRs due to valuation inputs or assumptions (4)	(B)	(4,693)	(2,569)	960
Net derivative gains (losses) from economic hedges (5)		4,607	2,318	(1,072)
Market-related valuation changes to MSRs, net of hedge results		(86)	(251)	(112)
Total servicing income (loss), net		(139)	522	1,373
Net gains on mortgage loan originations/sales (6)		3,632	2,193	1,644
Total mortgage banking noninterest income		$3,493	2,715	3,017
Total changes in fair value of MSRs carried at fair value	(A)+(B)	$(7,068)	(4,779)	(915)
(1)Includes costs associated with foreclosures, unreimbursed interest advances to investors, and other interest costs.
(2)Includes a $37 million impairment recorded at December 31, 2020.
(3)Represents the reduction in the MSR fair value for the cash flows expected to be collected during the period, net of income accreted due to the passage of time.
(4)Refer to the analysis of changes in fair value MSRs presented in Table 9.1 in this Note for more detail.
(5)See Note 16 (Derivatives) for additional discussion and detail on economic hedges.
(6)Includes net gains (losses) of $(1.8) billion, $(141) million and $857 million at December 31, 2020, 2019 and 2018, respectively, related to derivatives used as economic hedges of mortgage loans held for sale and derivative loan commitments.